UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06718
BNY Mellon Investment Funds VII, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
7/31
Date of reporting period:
1/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Class A – BYSAX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$34	0.66%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$85	372	24.81%
Portfolio Holdings (as of 1/31/26 )
Sector Allocation (Based on Net Assets)

Asset Backed Securities
24.4%
Financial
16.6%
Energy
11.6%
Consumer, Cyclical
11.1%
Mortgage Securities
8.3%
Industrial
5.6%
Government
5.5%
Utilities
5.4%
Communications
4.1%
Consumer, Non-cyclical
3.5%
Basic Materials
2.5%
Investment Companies
2.4%
Net Other Assets and Liabilities
-1.0%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
61.0%
Asset-Backed Securities
21.3%
Commercial Mortgage-Backed
5.9%
Collateralized Loan Obligations
4.6%
U.S. Treasury Securities
4.6%
Investment Companies
2.4%
Foreign Governmental
0.9%
U.S. Government Agencies Collateralized Mortgage Obligations
0.9%
U.S. Government Agencies Mortgage-Backed
0.0%*
Futures
-0.1%
Net Other Assets and Liabilities
-1.5%

* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6330SA0126

BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Class D – DSTIX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$31	0.61%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$85	372	24.81%
Portfolio Holdings (as of 1/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0083SA0126

BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Class I – BYSIX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$21	0.41%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$85	372	24.81%
Portfolio Holdings (as of 1/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4136SA0126

BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Class Y – BYSYX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$21	0.41%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$85	372	24.81%
Portfolio Holdings (as of 1/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0581SA0126

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Short Term Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
January 31, 2026

Class	Ticker
A	BYSAX
D	DSTIX
I	BYSIX
Y	BYSYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Short Term Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 21.3%
Asset-Backed Certificates — 10.4%
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	247,638	249,154
Affirm Asset Securitization Trust, Ser. 2024-A, Cl. A(b)	5.61	2/15/2029	330,000	330,533
Affirm Asset Securitization Trust, Ser. 2025-X2, Cl. C(b)	4.93	10/15/2030	100,000	100,234
Affirm Master Trust, Ser. 2025-1A, Cl. C(b)	5.28	2/15/2033	200,000	201,710
Aligned Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	1.94	8/15/2046	200,000	197,174
AMSR Trust, Ser. 2023-SFR2, Cl. A(b)	3.95	6/17/2040	555,000	549,564
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	6,820	6,832
Aqua Finance Issuer Trust, Ser. 2025-B, Cl. A(b)	4.79	5/17/2051	81,813	82,721
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	16,957	17,034
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	37,994	38,146
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1(b)	1.53	3/15/2061	255,489	209,071
CLI Funding VI LLC, Ser. 2020-1A, Cl. A(b)	2.08	9/18/2045	85,417	80,837
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(b)	2.07	10/18/2045	139,858	132,317
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	100,000	100,851
Concord Music Royalties LLC, Ser. 2025-1A, Cl. A2(b)	5.51	7/20/2075	110,000	111,052
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048	86,314	85,785
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	65,000	66,220
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	100,000	100,662
DataBank Issuer, Ser. 2021-1A, Cl. A2(b)	2.06	2/27/2051	300,000	299,381
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	350,000	344,270
DataBank Issuer, Ser. 2023-1A, Cl. A2(b)	5.12	2/25/2053	270,000	269,778
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	81,000	81,559
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	271,000	267,857
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	96,000	94,416
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	277,163	264,252
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	139,429	137,765
Foundation Finance Trust, Ser. 2021-2A, Cl. A(b)	2.19	1/15/2042	63,799	60,709
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	43,662	44,360
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4(b)	5.67	6/25/2059	114,537	117,350
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A(b)	4.30	1/25/2037	30,415	30,333
Lmdv Issuer Co. LLC, Ser. 2025-1A, Cl. A2(b)	5.31	12/15/2055	266,000	268,040
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	61,472	62,468
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	43,568	44,025
MVW LLC, Ser. 2020-1A, Cl. A(b)	1.74	10/20/2037	29,117	28,738
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A(b)	1.75	9/14/2035	247,593	244,050
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	100,000	101,993
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	100,000	100,730
SCF Equipment Leasing LLC, Ser. 2025-1A, Cl. A3(b)	5.11	11/21/2033	100,000	102,398
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	175,000	173,112
Summit Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.21	11/20/2055	146,012	147,507
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2I(b)	4.82	8/25/2055	128,337	127,985
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A(b)	2.10	9/20/2045	276,643	262,918
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A(b)	1.68	2/20/2046	212,333	200,232
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A(b)	2.75	3/17/2038	319,026	318,100
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1(b)	1.83	11/19/2050	70,680	69,076
Triumph Rail Holdings LLC, Ser. 2021-2, Cl. A(b)	2.15	6/19/2051	250,705	243,326
TRP LLC, Ser. 2021-1, Cl. A(b)	2.07	6/19/2051	252,775	244,621

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 21.3% (continued)
Asset-Backed Certificates — 10.4% (continued)
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046		250,000	245,635
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2(b)	1.99	9/15/2045		414,000	396,135
Vantage Data Centers LLC, Ser. 2025-1A, Cl. A2(b)	5.13	8/15/2055		30,000	29,809
Verizon Master Trust, Ser. 2025-1, Cl. C	5.09	1/21/2031		146,000	148,784
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A3(b)	4.29	10/16/2028		147,000	147,793
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055		115,000	115,491
Wingspire Equipment Finance LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/20/2032		103,386	104,033
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.95	6/20/2055		297,854	306,257
					8,905,183
Asset-Backed Certificates/Auto Receivables — 10.0%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3	5.08	12/15/2028		116,310	117,136
Ally Bank Auto Credit-Linked Notes, Ser. 2025-B, Cl. C(b)	4.70	9/15/2033		223,723	225,215
American Credit Acceptance Receivables Trust, Ser. 2024-4, Cl. C(b)	4.91	8/12/2031		316,000	317,762
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B	4.81	4/18/2028		42,718	42,743
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)	5.19	12/10/2030		96,000	98,049
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A(b)	5.44	2/22/2028		385,000	389,534
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)	5.87	8/20/2029		100,000	102,033
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028		59,000	59,781
Capital One Prime Auto Receivables Trust, Ser. 2022-2, Cl. A3	3.66	5/17/2027		30,435	30,428
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028		69,292	68,477
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C	1.07	3/10/2028		33,481	32,819
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B	1.98	2/10/2028		125,000	122,873
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C	5.54	11/10/2028		238,000	242,373
Carvana Auto Receivables Trust, Ser. 2025-P3, Cl. C	4.99	1/12/2032		108,000	107,936
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035		32,987	33,341
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3(b)	5.11	4/17/2028		67,684	68,037
Enterprise Fleet Financing LLC, Ser. 2022-3, Cl. A2(b)	4.38	7/20/2029		2,103	2,104
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)	4.41	6/20/2029		73,000	73,745
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C	5.70	7/16/2029		81,000	82,201
Exeter Automobile Receivables Trust, Ser. 2024-5A, Cl. A3	4.45	3/15/2028		15,239	15,243
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C	5.09	5/15/2031		436,000	442,260
Exeter Automobile Receivables Trust, Ser. 2025-4A, Cl. C	4.57	6/16/2031		114,000	114,855
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	5.40	9/15/2028	CAD	565,487	422,509
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C(b)	1.91	10/17/2033		202,000	200,934
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C	5.22	3/15/2030		325,000	326,235
Ford Credit Auto Owner Trust, Ser. 2023-1, Cl. D(b)	6.26	8/15/2035		240,000	246,053
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, Cl. C	1.94	4/17/2028		170,000	169,845
GMF Floorplan Owner Revolving Trust, Ser. 2024-3A, Cl. B(b)	4.92	11/15/2028		200,000	201,279
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028		333,000	335,667
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3(b)	5.22	2/17/2032		268,914	271,944
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037		150,000	152,541
Octane Receivables Trust, Ser. 2023-1A, Cl. B(b)	5.96	7/20/2029		250,732	251,658
Octane Receivables Trust, Ser. 2023-3A, Cl. A2(b)	6.44	3/20/2029		35,594	35,748
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030		62,889	63,182
OneMain Direct Auto Receivables Trust, Ser. 2019-1A, Cl. B(b)	3.95	11/14/2028		326,690	326,410
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4(b)	1.27	9/11/2028		100,788	100,407
Oscar US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028		140,941	141,542
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C(b)	4.83	12/15/2028		1,000,000	1,001,088
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. C(b)	4.67	2/17/2032		46,000	46,042
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. C	4.74	10/16/2028		50,158	50,194

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 21.3% (continued)
Asset-Backed Certificates/Auto Receivables — 10.0% (continued)
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028	67,000	67,294
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	265,000	268,403
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. C	5.06	5/15/2031	224,000	227,016
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	31,000	31,165
Securitized Term Auto Receivables Trust, Ser. 2025-A, Cl. C(b)	5.19	7/25/2031	131,051	132,515
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A3(b)	5.47	10/20/2028	98,159	98,775
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3(b)	4.95	5/21/2029	53,832	54,131
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3(b)	5.38	6/20/2028	74,948	75,678
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	152,576	153,293
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	48,653	49,147
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	114,000	115,279
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	29,470	29,540
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	130,000	130,826
				8,565,285
Asset-Backed Certificates/Credit Cards — .2%
Evergreen Credit Card Trust, Ser. 2025-CRT5, Cl. B(b)	5.24	5/15/2029	100,000	101,280
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000	47,340
				148,620
Asset-Backed Certificates/Home Equity Loans — .7%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFRCOMPOUND +1.60%)(b),(c)	5.30	8/25/2054	221,498	222,454
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B(b)	6.02	6/25/2054	200,838	202,939
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B(b)	6.29	4/25/2044	159,343	161,465
				586,858
Total Asset-Backed Securities (cost $18,111,142)				18,205,946
Collateralized Loan Obligations — 4.6%
Collateralized Loan Obligations Debt — 4.6%
Apidos XXV CLO, Ser. 2016-25A, Cl. XR3, (3 Month TSFR +0.95%)(b),(c)	4.62	1/20/2037	222,222	222,304
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR +1.46%)(b),(c)	5.14	11/15/2036	159,726	159,737
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1RR, (3 Month TSFR +1.21%)(b),(c)	4.88	10/23/2034	350,000	350,900
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR +1.27%)(b),(c)	4.94	10/20/2031	91,608	91,681
Dryden 108 Ltd. CLO, Ser. 2022-108A, Cl. X, (3 Month TSFR +1.15%)(b),(c)	4.82	7/18/2037	184,211	184,227
Fortress Credit Opportunities XXXI Ltd. CLO, Ser. 2025-31A, Cl. A1, (3 Month TSFR +1.50%)(b),(c)	5.17	7/20/2033	209,401	209,779
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.07	7/20/2033	131,263	131,796
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR +0.90%)(b),(c)	4.57	7/20/2037	93,750	93,777
Great Lakes IX Ltd. CLO, Ser. 2025-9A, Cl. A1, (3 Month TSFR +1.55%)(b),(c)	5.22	1/15/2039	250,000	250,559
Magnetite XIX Ltd., Ser. 2017-19A, Cl. ARR, (3 Month TSFR +1.05%)(b),(c)	4.72	4/17/2034	325,000	325,391
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)	5.24	10/16/2036	500,000	499,800
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR +1.75%)(b),(c)	5.42	2/19/2037	375,000	374,860
Neuberger Berman Loan Advisers 41 Ltd. CLO, Ser. 2021-41A, Cl. AR, (3 Month TSFR +1.05%)(b),(c)	4.72	4/15/2034	250,000	250,205
PFP Ltd. CLO, Ser. 2025-12, Cl. A, (1 Month TSFR +1.49%)(b),(c)	5.16	12/18/2042	250,000	250,997

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 4.6% (continued)
Collateralized Loan Obligations Debt — 4.6% (continued)
Regatta XX Funding Ltd., Ser. 2021-2A, Cl. AR, (3 Month TSFR +1.18%)(b),(c)	4.85	1/15/2038	250,000	250,186
RIN IV Ltd., Ser. 2021-1A, Cl. A1R, (3 Month TSFR +1.35%)(b),(c)	5.23	10/20/2038	250,000	250,724
Total Collateralized Loan Obligations (cost $3,891,430)				3,896,923
Commercial Mortgage-Backed — 5.9%
Commercial Mortgage Pass-Through Certificates — 5.9%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	39,413	39,319
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	428,000	442,516
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	84,743	85,255
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	49,963	50,360
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.66%)(b),(c)	5.35	8/15/2038	426,060	383,609
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)(b),(c)	4.69	8/15/2036	450,000	424,076
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	101,364	98,652
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	78,760	79,719
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	77,005	77,636
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A3(b)	5.89	8/25/2070	202,473	205,040
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	30,049	30,432
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	30,049	30,408
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	101,599	103,104
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	79,045	79,701
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	91,692	92,335
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(b)	5.00	11/25/2070	105,634	106,215
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	143,000	144,042
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	5.95	1/13/2040	100,000	103,773
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3(b)	7.16	2/25/2068	274,139	273,434
LHOME Mortgage Trust, Ser. 2025-RTL3, Cl. A1(b)	5.24	8/25/2040	100,000	100,715
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A(b)	2.97	12/15/2038	129,225	125,809
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	377,118	339,028
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	89,942	91,383
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	209,388	212,488
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.66	2/10/2047	100,000	105,663
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	235,000	237,479
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	94,001	91,571
OBX Trust, Ser. 2023-NQM2, Cl. A1(b)	6.32	1/25/2062	265,595	265,019
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	68,959	69,610
OBX Trust, Ser. 2025-NQM18, Cl. A1A(b)	5.06	9/25/2065	157,982	159,169
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	92,448	88,547
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	140,071	141,094
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	72,055	70,090
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	81,401	82,265
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR +1.36%)(b),(c)	5.05	2/15/2040	29,701	29,698
Total Commercial Mortgage-Backed (cost $5,133,454)				5,059,254
Corporate Bonds and Notes — 61.0%
Advertising — .5%
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(b)	5.00	8/15/2027	400,000	400,127
Aerospace & Defense — 2.9%
Bombardier, Inc., Sr. Unscd. Notes(b)	6.00	2/15/2028	225,000	225,477

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 61.0% (continued)
Aerospace & Defense — 2.9% (continued)
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	470,000	481,630
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	786,000	785,867
The Boeing Company, Sr. Unscd. Notes	6.30	5/1/2029	576,000	611,987
TransDigm, Inc., Sr. Scd. Notes(b)	6.75	8/15/2028	352,000	358,364
				2,463,325
Agriculture — .5%
Philip Morris International, Inc., Sr. Unscd. Notes	4.00	10/29/2030	446,000	441,357
Airlines — 1.5%
Air Canada, Sr. Scd. Notes(b)	3.88	8/15/2026	528,000	526,304
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	400,000	410,136
Delta Air Lines, Inc., Sr. Unscd. Notes	4.95	7/10/2028	352,000	358,133
				1,294,573
Automobiles & Components — 3.4%
BMW US Capital LLC, Gtd. Notes(b)	4.50	8/11/2030	202,000	202,891
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	500,000	499,370
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000	278,929
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.92	3/20/2028	230,000	235,830
General Motors Financial Co., Inc., Gtd. Notes	3.85	1/5/2028	400,000	398,927
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.05	4/4/2028	436,000	444,653
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	220,000	221,419
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes(d)	6.63	7/15/2030	430,000	440,671
Volkswagen Group of America Finance LLC, Gtd. Notes(b)	4.85	9/11/2030	200,000	201,867
				2,924,557
Banks — 6.2%
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	450,000	450,637
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000	327,084
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	455,000	433,729
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	213,000	222,205
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	276,000	284,063
M&T Bank Corp., Sr. Unscd. Notes	5.18	7/8/2031	174,000	178,530
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000	471,413
Morgan Stanley, Sub. Notes	3.95	4/23/2027	310,000	310,007
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	339,000	353,662
State Street Corp., Jr. Sub. Notes, Ser. I(d),(e)	6.70	3/15/2029	236,000	244,931
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T(e)	3.80	5/10/2026	350,000	348,355
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	420,000	424,600
Truist Bank, Sub. Notes	4.63	9/17/2029	450,000	452,970
Truist Financial Corp., Sr. Unscd. Notes	4.60	1/27/2032	46,000	46,127
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB(e)	3.90	3/15/2026	300,000	299,821
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	418,000	426,006
				5,274,140
Building Materials — .4%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	6.00	11/1/2028	300,000	301,129
Chemicals — 1.7%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(b)	4.75	6/15/2027	350,000	349,478
Celanese US Holdings LLC, Gtd. Notes(d)	7.17	7/15/2027	213,000	220,852
FMC Corp., Sr. Unscd. Notes(d)	3.45	10/1/2029	255,000	229,125
LYB International Finance III LLC, Gtd. Notes(d)	5.13	1/15/2031	59,000	59,339
SNF Group SACA, Sr. Unscd. Notes(b)	3.13	3/15/2027	250,000	246,359

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 61.0% (continued)
Chemicals — 1.7% (continued)
The Dow Chemical Company, Sr. Unscd. Notes	4.80	1/15/2031	217,000	216,379
The Mosaic Company, Sr. Unscd. Notes	4.60	11/15/2030	114,000	114,358
				1,435,890
Commercial & Professional Services — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	5.75	7/15/2027	260,000	259,994
Block, Inc., Sr. Unscd. Notes(b)	5.63	8/15/2030	213,000	216,908
Herc Holdings, Inc., Gtd. Notes(b)	5.75	3/15/2031	15,000	15,115
Herc Holdings, Inc., Gtd. Notes(b)	6.63	6/15/2029	415,000	429,717
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	192,000	198,632
				1,120,366
Consumer Discretionary — 5.3%
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	440,000	439,519
Caesars Entertainment, Inc., Gtd. Notes(b),(d)	4.63	10/15/2029	235,000	225,796
Carnival Corp., Gtd. Notes(b)	5.13	5/1/2029	441,000	446,376
D.R. Horton, Inc., Gtd. Notes(d)	4.85	10/15/2030	427,000	437,013
KB Home, Gtd. Notes	6.88	6/15/2027	450,000	459,828
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	210,000	215,051
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000	495,098
Light & Wonder International, Inc., Gtd. Notes(b)	7.25	11/15/2029	300,000	308,145
NCL Corp. Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031	219,000	219,703
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)	5.50	8/31/2026	645,000	645,689
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	600,000	599,311
				4,491,529
Diversified Financials — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.38	11/15/2030	150,000	149,369
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000	460,654
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	158,000	160,165
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.25	3/15/2030	430,000	440,080
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	44,000	44,026
Ares Capital Corp., Sr. Unscd. Notes	5.25	4/12/2031	145,000	142,820
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	273,000	266,819
Blue Owl Technology Finance Corp., Sr. Unscd. Notes	6.13	1/23/2031	86,000	84,747
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	99,000	98,370
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	188,000	191,007
Stellantis Financial Services US Corp., Sr. Unscd. Notes(b)	4.95	9/15/2028	200,000	202,831
				2,240,888
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.20	2/1/2029	60,000	59,986
Energy — 11.6%
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	200,000	202,554
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	215,000	215,907
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	209,000	217,856
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	6.06	8/15/2026	500,000	504,181
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	500,000	499,938
CVR Energy, Inc., Sr. Unscd. Notes(b)	7.50	2/15/2031	218,000	217,814
Enbridge, Inc., Gtd. Notes	6.00	11/15/2028	400,000	420,262
Energy Transfer LP, Gtd. Notes(b)	5.63	5/1/2027	675,000	675,131
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000	466,103
Global Partners LP/GLP Finance Corp., Gtd. Notes(d)	6.88	1/15/2029	664,000	675,434
Hess Midstream Operations LP, Gtd. Notes(b)	5.88	3/1/2028	268,000	273,215

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 61.0% (continued)
Energy — 11.6% (continued)
Hess Midstream Operations LP, Gtd. Notes(b)	6.50	6/1/2029	66,000	68,348
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	400,000	417,923
Kinder Morgan, Inc., Gtd. Bonds	5.15	6/1/2030	77,000	79,684
Kinetik Holdings LP, Sr. Unscd. Notes(b)	6.63	12/15/2028	285,000	293,628
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)	8.63	5/19/2030	250,000	265,143
MPLX LP, Sr. Unscd. Notes	4.80	2/15/2031	87,000	87,972
ONEOK, Inc., Gtd. Notes	4.25	9/24/2027	491,000	492,923
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	422,000	438,381
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.70	1/15/2031	53,000	53,312
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.20	9/16/2030	200,000	203,138
SM Energy Co., Gtd. Notes(b),(d)	8.75	7/1/2031	165,000	173,515
SM Energy Co., Sr. Unscd. Notes(b)	6.75	8/1/2029	341,000	345,100
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	176,000	177,933
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	79,000	79,521
Sunoco LP, Sr. Unscd. Notes(b)	5.88	7/15/2027	250,000	250,338
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.00	4/15/2027	255,000	255,402
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	275,000	274,372
Valero Energy Corp., Sr. Unscd. Notes	5.15	2/15/2030	178,000	183,375
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	6.25	1/15/2030	245,000	251,202
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	668,000	687,888
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	428,000	433,639
				9,881,132
Food Products — .8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.50	3/31/2031	263,000	263,794
US Foods, Inc., Gtd. Notes(b)	6.88	9/15/2028	419,000	432,667
				696,461
Health Care — .8%
Avantor Funding, Inc., Gtd. Notes(b)	4.63	7/15/2028	310,000	307,779
Baxter International, Inc., Sr. Unscd. Notes	4.90	12/15/2030	105,000	105,850
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	113,000	115,328
HCA, Inc., Gtd. Notes	4.30	11/15/2030	200,000	198,977
				727,934
Industrial — 1.2%
AGCO Corp., Gtd. Notes	5.45	3/21/2027	272,000	275,686
Chart Industries, Inc., Sr. Scd. Notes(b)	7.50	1/1/2030	300,000	312,515
TK Elevator US Newco, Inc., Sr. Scd. Notes(b),(d)	5.25	7/15/2027	400,000	400,738
				988,939
Information Technology — .6%
Oracle Corp., Sr. Unscd. Notes	4.45	9/26/2030	443,000	432,588
Paychex, Inc., Sr. Unscd. Notes	5.10	4/15/2030	112,000	115,259
				547,847
Insurance — 1.2%
Allianz SE, Jr. Sub. Bonds(b),(e)	3.20	10/30/2027	400,000	382,827
American International Group, Inc., Sr. Unscd. Notes	4.85	5/7/2030	35,000	35,867
Brown & Brown, Inc., Sr. Unscd. Notes(d)	4.90	6/23/2030	92,000	93,437
Corebridge Global Funding, Scd. Notes(b)	4.90	12/3/2029	485,000	494,532
				1,006,663

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 61.0% (continued)
Internet Software & Services — .6%
eBay, Inc., Sr. Unscd. Notes	4.25	3/6/2029		182,000	182,782
Meta Platforms, Inc., Sr. Unscd. Notes	4.20	11/15/2030		315,000	314,528
					497,310
Materials — .6%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030		299,000	307,422
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029		250,000	239,267
					546,689
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(d)	7.00	2/1/2033		56,000	56,582
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028		271,000	266,409
Paramount Global, Gtd. Notes	6.38	3/30/2062		550,000	518,595
Sirius XM Radio LLC, Gtd. Notes(b)	5.00	8/1/2027		500,000	499,413
Univision Communications, Inc., Sr. Scd. Notes(b)	8.00	8/15/2028		258,000	266,405
Ziggo Bond Co. BV, Gtd. Notes(b)	5.13	2/28/2030		280,000	246,239
					1,853,643
Metals & Mining — .8%
Alumina Pty Ltd., Gtd. Notes(b)	6.13	3/15/2030		215,000	221,964
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030		187,000	192,585
WE Soda Investments Holding PLC, Sr. Scd. Bonds(b)	9.50	10/6/2028		250,000	258,504
					673,053
Real Estate — 6.6%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029		84,000	85,452
American Homes 4 Rent LP, Sr. Unscd. Notes	4.95	6/15/2030		340,000	344,489
COPT Defense Properties LP, Gtd. Notes	2.25	3/15/2026		369,000	368,208
Cousins Properties LP, Gtd. Notes	5.25	7/15/2030		165,000	169,459
CubeSmart LP, Gtd. Notes	2.25	12/15/2028		230,000	218,919
EPR Properties, Gtd. Notes	4.75	12/15/2026		430,000	431,372
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028		380,000	392,092
Healthcare Realty Holdings LP, Gtd. Notes	2.00	3/15/2031		300,000	264,049
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029		225,000	222,264
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026		427,000	426,278
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(b)	7.00	2/1/2030		222,000	228,866
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031		500,000	439,306
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031		95,000	86,996
SBA Tower Trust, Asset Backed Notes(b)	1.84	4/15/2027		500,000	486,748
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029		220,000	219,605
Store Capital LLC, Sr. Unscd. Notes(b)	5.40	4/30/2030		210,000	214,032
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029		430,000	432,439
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028		78,000	78,819
Vornado Realty LP, Sr. Unscd. Notes	2.15	6/1/2026		180,000	178,158
WPC Eurobond BV, Gtd. Notes	1.35	4/15/2028	EUR	300,000	345,683
					5,633,234
Retailing — .9%
Asbury Automotive Group, Inc., Gtd. Notes(b)	4.63	11/15/2029		535,000	527,128
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030		282,000	283,415
					810,543

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 61.0% (continued)
Telecommunication Services — .8%
Millicom International Cellular SA, Sr. Unscd. Notes(b)	5.13	1/15/2028		495,000	494,415
STC Sukuk Co. II Ltd., Sr. Unscd. Notes(b)	4.49	1/15/2031		215,000	215,131
					709,546
Transportation — .5%
Fedex Freight Holding Co., Inc., Gtd. Notes(b)	4.65	3/15/2031		102,000	101,968
Ryder System, Inc., Sr. Unscd. Notes	4.85	6/15/2030		338,000	344,494
					446,462
Utilities — 5.4%
AEP Texas, Inc., Sr. Unscd. Notes	5.45	5/15/2029		491,000	509,485
Duke Energy Florida LLC, First Mortgage Bonds	4.20	12/1/2030		70,000	69,874
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028		457,000	472,655
Enel Finance International NV, Gtd. Notes(b)	4.38	9/30/2030		356,000	355,294
Enel Finance International NV, Gtd. Notes(b)	5.13	6/26/2029		200,000	205,309
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B	3.90	7/15/2027		400,000	399,191
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.69	9/1/2027		241,000	243,830
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028		230,000	235,867
PG&E Corp., Sr. Scd. Notes(d)	5.25	7/1/2030		90,000	89,499
Pinnacle West Capital Corp., Sr. Unscd. Notes	4.90	5/15/2028		76,000	77,419
Southern California Edison Co., First Mortgage Bonds	5.25	3/15/2030		167,000	171,594
System Energy Resources, Inc., First Mortgage Bonds	6.00	4/15/2028		500,000	519,399
The AES Corp., Sr. Unscd. Notes(d)	5.45	6/1/2028		500,000	513,455
Vistra Operations Co. LLC, Gtd. Notes(b)	5.00	7/31/2027		500,000	500,654
Vistra Operations Co. LLC, Sr. Scd. Notes(b),(d)	4.60	10/15/2030		115,000	114,697
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	4.70	1/31/2031		138,000	137,872
					4,616,094
Total Corporate Bonds and Notes (cost $51,217,133)					52,083,417
Foreign Governmental — .9%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	10.00	1/1/2029	BRL	1,000	178
Colombia, Sr. Unscd. Bonds	7.38	4/25/2030		206,000	215,888
Hungary, Sr. Unscd. Notes(b)	6.13	5/22/2028		200,000	207,580
Romania, Sr. Unscd. Notes(b)	5.25	11/25/2027		350,000	356,124
Total Foreign Governmental (cost $751,308)					779,770
U.S. Government Agencies Collateralized Mortgage Obligations — .9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091, Cl. KC(f)	3.00	8/15/2040		4,817	4,805
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA(f)	1.00	7/15/2039		216,055	202,593
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU(f)	2.50	5/25/2060		62,072	57,723
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1(f)	3.50	11/25/2028		41,996	41,338
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP(f)	3.00	3/25/2033		13,049	12,934
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051		399,832	406,766
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $732,605)					726,159

U.S. Government Agencies Mortgage-Backed — .0%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029(f)	30,032	29,557

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — .0% (continued)
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031	893	938
7.50%, 11/20/2029-12/20/2030	780	808
Total U.S. Government Agencies Mortgage-Backed (cost $32,006)		31,303

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 4.6%
U.S. Treasury Bonds	6.00	2/15/2026	400,000	400,308
U.S. Treasury Notes	3.38	11/30/2027	500,000	498,623
U.S. Treasury Notes	3.63	8/31/2030	1,025,000	1,018,594
U.S. Treasury Notes(d)	4.00	5/31/2030	225,000	227,241
U.S. Treasury Notes	4.13	9/30/2027	775,000	782,387
U.S. Treasury Notes(d)	4.13	10/31/2027	504,000	508,961
U.S. Treasury Notes	4.25	1/15/2028	500,000	506,641
Total U.S. Treasury Securities (cost $3,946,522)				3,942,755

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $329,364)	3.72	329,364	329,364
Investment of Cash Collateral for Securities Loaned — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $1,718,686)	3.72	1,718,686	1,718,686
Total Investments (cost $85,863,650)		101.6%	86,773,577
Liabilities, Less Cash and Receivables		(1.6%)	(1,395,295)
Net Assets		100.0%	85,378,282

BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $47,510,600 or 55.7% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $4,405,398 and the value of the collateral was
$4,527,479, consisting of cash collateral of $1,718,686 and U.S. Government & Agency securities valued at $2,808,793.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 7/31/2025	Purchases ($)†	Sales ($)	Value ($) 1/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	983,199	19,540,079	(20,193,914)	329,364	14,499
Investment of Cash Collateral for Securities Loaned - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	2,624,959	16,280,927	(17,187,200)	1,718,686	6,985††
Total - 2.4%	3,608,158	35,821,006	(37,381,114)	2,048,050	21,484

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	58	3/31/2026	12,109,880	12,092,547	(17,333)
5 Year U.S. Treasury Note	82	3/31/2026	8,963,117	8,932,234	(30,883)
Futures Short
10 Year U.S. Treasury Note	2	3/20/2026	225,262	223,656	1,606
Euro-Schatz	3	3/6/2026	380,174(a)	380,160	14
Five-Year Government of Canada Bond	2	3/20/2026	167,488(a)	166,695	793
Ultra 10 Year U.S. Treasury Note	3	3/20/2026	345,510	342,468	3,042
Gross Unrealized Appreciation					5,455
Gross Unrealized Depreciation					(48,216)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	432,258	Euro	370,000	2/12/2026	(6,584)
Goldman Sachs & Co. LLC
United States Dollar	467,827	Canadian Dollar	643,000	2/12/2026	(4,649)
UBS Securities LLC
Canadian Dollar	68,000	United States Dollar	49,012	2/12/2026	954
Gross Unrealized Appreciation					954
Gross Unrealized Depreciation					(11,233)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $4,405,398)—Note 1(c):
Unaffiliated issuers	83,815,600	84,725,527
Affiliated issuers	2,048,050	2,048,050
Cash denominated in foreign currency	67,422	69,385
Cash collateral held by broker—Note 4		238,309
Dividends, interest and securities lending income receivable		842,490
Receivable for shares of Common Stock subscribed		39,894
Receivable for futures variation margin—Note 4		9,410
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		954
Prepaid expenses		24,772
		87,998,791
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		32,357
Cash overdraft due to Custodian		324,659
Liability for securities on loan—Note 1(c)		1,718,686
Payable for investment securities purchased		397,597
Payable for shares of Common Stock redeemed		41,809
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		11,233
Directors’ fees and expenses payable		1,197
Other accrued expenses		92,971
		2,620,509
Net Assets ($)		85,378,282
Composition of Net Assets ($):
Paid-in capital		100,985,935
Total distributable earnings (loss)		(15,607,653)
Net Assets ($)		85,378,282

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	1,396,916	77,393,504	6,537,115	50,747
Shares Outstanding	142,696	7,880,195	664,998	5,165
Net Asset Value Per Share ($)	9.79	9.82	9.83	9.82
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	2,222,524
Dividends:
Affiliated issuers	14,499
Affiliated income net of rebates from securities lending—Note 1(c)	6,985
Total Income	2,244,008
Expenses:
Management fee—Note 3(a)	132,387
Shareholder servicing costs—Note 3(b)	116,616
Professional fees	62,077
Registration fees	34,639
Pricing fees	24,245
Chief Compliance Officer fees—Note 3(b)	11,544
Shareholder and regulatory reports service fees—Note 3(b)	10,000
Prospectus and shareholders’ reports	5,403
Custodian fees—Note 3(b)	5,196
Directors’ fees and expenses—Note 3(c)	1,636
Loan commitment fees—Note 2	545
Miscellaneous	5,594
Total Expenses	409,882
Less—reduction in expenses due to undertaking—Note 3(a)	(150,829)
Net Expenses	259,053
Net Investment Income	1,984,955
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(404,259)
Net realized gain (loss) on futures	166,271
Net realized gain (loss) on forward foreign currency exchange contracts	16,267
Net Realized Gain (Loss)	(221,721)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	801,237
Net change in unrealized appreciation (depreciation) on futures	(95,811)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(31,256)
Net Change in Unrealized Appreciation (Depreciation)	674,170
Net Realized and Unrealized Gain (Loss) on Investments	452,449
Net Increase in Net Assets Resulting from Operations	2,437,404
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025

Operations ($):
Net investment income	1,984,955	3,896,500
Net realized gain (loss) on investments	(221,721)	193,145
Net change in unrealized appreciation (depreciation) on investments	674,170	547,233
Net Increase (Decrease) in Net Assets Resulting from Operations	2,437,404	4,636,878
Distributions ($):
Distributions to shareholders:
Class A	(25,261)	(44,286)
Class D	(1,779,566)	(3,726,898)
Class I	(210,435)	(294,319)
Class Y	(1,215)	(2,445)
Total Distributions	(2,016,477)	(4,067,948)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	340,258	853,749
Class D	3,708,565	7,077,204
Class I	2,906,382	3,243,996
Distributions reinvested:
Class A	19,478	41,843
Class D	1,390,406	3,188,667
Class I	181,833	291,878
Cost of shares redeemed:
Class A	(1,530)	(119,487)
Class D	(4,762,533)	(23,626,203)
Class I	(4,192,165)	(2,051,199)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(409,306)	(11,099,552)
Total Increase (Decrease) in Net Assets	11,621	(10,530,622)
Net Assets ($):
Beginning of Period	85,366,661	95,897,283
End of Period	85,378,282	85,366,661

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	34,782	87,741
Shares issued for distributions reinvested	1,989	4,298
Shares redeemed	(156)	(12,313)
Net Increase (Decrease) in Shares Outstanding	36,615	79,726
Class D
Shares sold	377,074	726,982
Shares issued for distributions reinvested	141,534	326,502
Shares redeemed	(484,925)	(2,416,084)
Net Increase (Decrease) in Shares Outstanding	33,683	(1,362,600)
Class I(a)
Shares sold	295,857	332,134
Shares issued for distributions reinvested	18,501	29,861
Shares redeemed	(426,411)	(209,736)
Net Increase (Decrease) in Shares Outstanding	(112,053)	152,259

(a)	During the period ended January 31, 2026, 815 Class I shares representing $8,038 were exchanged for 820 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
Class A Shares		2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.74	9.69	9.44	9.64	9.67
Investment Operations:
Net investment income (loss)(b)	.22	.43	.36	.24	(.00 )(c)
Net realized and unrealized gain (loss) on investments	.05	.07	.26	(.16 )	.00 (c)
Total from Investment Operations	.27	.50	.62	.08	.00 (c)
Distributions:
Dividends from net investment income	(.22 )	(.45 )	(.37 )	(.28 )	(.03 )
Net asset value, end of period	9.79	9.74	9.69	9.44	9.64
Total Return (%)(d)	2.83 (e)	5.24	6.70	.76	.13 (e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99 (f)	.97	.99	.94	1.17 (f)
Ratio of net expenses to average net assets(g)	.66 (f)	.65 (h)	.62 (h)	.65 (h)	.65 (f)
Ratio of net investment income (loss) to average net assets(g)	4.43 (f)	4.41 (h)	3.79 (h)	2.73 (h)	(.20 )(f)
Portfolio Turnover Rate	24.81 (e)	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	1,397	1,033	255	334	1,655

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Exclusive of sales charge.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount inclusive of reduction in expenses due to undertaking.
(h)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
Class D Shares		2025	2024	2023	2022(a)	2021
Per Share Data ($):
Net asset value, beginning of period	9.77	9.72	9.47	9.65	10.35	10.38
Investment Operations:
Net investment income(b)	.22	.43	.37	.26	.14	.16
Net realized and unrealized gain (loss) on investments	.06	.07	.26	(.15 )	(.67 )	.02
Total from Investment Operations	.28	.50	.63	.11	(.53 )	.18
Distributions:
Dividends from net investment income	(.23 )	(.45 )	(.38 )	(.29 )	(.16 )	(.19 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )	(.02 )
Total Distributions	(.23 )	(.45 )	(.38 )	(.29 )	(.17 )	(.21 )
Net asset value, end of period	9.82	9.77	9.72	9.47	9.65	10.35
Total Return (%)	2.85 (c)	5.28	6.75	1.15	(5.15)	1.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95 (d)	.95	.91	.91	1.27	1.19
Ratio of net expenses to average net assets(e)	.61 (d)	.60 (f)	.57 (f)	.59 (f)	.64	.65
Ratio of net investment income to average net assets(e)	4.48 (d)	4.45 (f)	3.84 (f)	2.79 (f)	1.43	1.53
Portfolio Turnover Rate	24.81 (c)	46.10	68.59	46.00	43.43	127.20 (g)
Net Assets, end of period ($ x 1,000)	77,394	76,682	89,513	96,111	106,861	131,395

(a)	Effective May 6, 2022, Class P shares converted into Class D shares and Class P shares were terminated as a separate class of shares.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended July 31, 2021 was 112.23%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
Class I Shares		2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.78	9.73	9.48	9.66	9.67
Investment Operations:
Net investment income(b)	.23	.45	.39	.28	.00 (c)
Net realized and unrealized gain (loss) on investments	.06	.07	.26	(.15 )	.03
Total from Investment Operations	.29	.52	.65	.13	.03
Distributions:
Dividends from net investment income	(.24 )	(.47 )	(.40 )	(.31 )	(.04 )
Net asset value, end of period	9.83	9.78	9.73	9.48	9.66
Total Return (%)	2.96 (d)	5.50	6.96	1.36	.29 (d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72 (e)	.73	.67	.67	.95 (e)
Ratio of net expenses to average net assets(f)	.41 (e)	.40 (g)	.39 (g)	.39 (g)	.40 (e)
Ratio of net investment income to average net assets(f)	4.68 (e)	4.66 (g)	4.03 (g)	2.99 (g)	.20 (e)
Portfolio Turnover Rate	24.81 (d)	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	6,537	7,600	6,078	6,372	5,973

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
Class Y Shares		2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.78	9.72	9.48	9.65	9.67
Investment Operations:
Net investment income(b)	.23	.45	.39	.28	.01
Net realized and unrealized gain (loss) on investments	.05	.08	.24	(.14 )	.01
Total from Investment Operations	.28	.53	.63	.14	.02
Distributions:
Dividends from net investment income	(.24 )	(.47 )	(.39 )	(.31 )	(.04 )
Net asset value, end of period	9.82	9.78	9.72	9.48	9.65
Total Return (%)	2.85 (c)	5.61	6.84	1.46	.19 (c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73 (d)	.79	.68	.69	.95 (d)
Ratio of net expenses to average net assets(e)	.41 (d)	.40 (f)	.37 (f)	.39 (f)	.40 (d)
Ratio of net investment income to average net assets(e)	4.68 (d)	4.65 (f)	4.04 (f)	2.99 (f)	.58 (d)
Portfolio Turnover Rate	24.81 (c)	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	51	50	50	49	50

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VII, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class D shares are sold at net asset value per share generally to institutional investors and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Service Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of January 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	18,205,946	—	18,205,946
Collateralized Loan Obligations	—	3,896,923	—	3,896,923
Commercial Mortgage-Backed	—	5,059,254	—	5,059,254
Corporate Bonds and Notes	—	52,083,417	—	52,083,417
Foreign Governmental	—	779,770	—	779,770
U.S. Government Agencies Collateralized Mortgage Obligations	—	726,159	—	726,159

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
U.S. Government Agencies Mortgage-Backed	—	31,303	—	31,303
U.S. Treasury Securities	—	3,942,755	—	3,942,755
Investment Companies	2,048,050	—	—	2,048,050
	2,048,050	84,725,527	—	86,773,577
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	954	—	954
Futures††	5,455	—	—	5,455
	5,455	954	—	6,409
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(11,233)	—	(11,233)
Futures††	(48,216)	—	—	(48,216)
	(48,216)	(11,233)	—	(59,449)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2026, BNY earned $955 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of January 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	4,405,398
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,405,398)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Portfolio Turnover Risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended January 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended July 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $16,016,280 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2025. The fund has $5,172,616 of short-term capital losses and $10,843,664 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2025 was as follows: ordinary income $4,067,948. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2025 through December 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40% of the value of the fund’s average daily net assets. On or after December 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $150,829 during the period ended January 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .15% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2026, Class A and Class D shares were charged $1,404 and $78,224, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2026, the fund was charged $17,441 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2026, the fund was charged $5,196 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2026, the fund was charged $1,440 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended January 31, 2026, the fund was charged $11,544 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended January 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $21,906, Shareholder Services Plan fees of $13,447, Custodian fees of $3,200, Chief Compliance Officer fees of $3,917, Transfer Agent fees of $6,696, Checkwriting fees of $250 and Shareholder and regulatory reports service fees of $11,667, which are offset against an expense reimbursement currently in effect in the amount of $28,726.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended January 31, 2026, amounted to $23,953,148 and $21,167,434, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended January 31, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2026 are set forth in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of January 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	5,455 (1)	Interest Rate Risk	(48,216)(1)
Foreign Exchange Risk	954 (2)	Foreign Exchange Risk	(11,233)(2)
Gross fair value of derivative contracts	6,409		(59,449)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Total
Interest Rate	166,271	-	166,271
Foreign Exchange	-	16,267	16,267
Total	166,271	16,267	182,538

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Forward Contracts(4)	Total
Interest Rate	(95,811)	-	(95,811)
Foreign Exchange	-	(31,256)	(31,256)
Total	(95,811)	(31,256)	(127,067)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net change in unrealized appreciation (depreciation) on futures.
(4)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At January 31, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	5,455	(48,216)
Forward contracts	954	(11,233)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,409	(59,449)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Derivatives not subject to Master Agreements	(5,455)	48,216
Total gross amount of assets and liabilities subject to Master Agreements	954	(11,233)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
UBS Securities LLC	954	-	-	954

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(6,584)	-	-	(6,584)
Goldman Sachs & Co. LLC	(4,649)	-	-	(4,649)
Total	(11,233)	-	-	(11,233)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended January 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	18,410,650
Interest Rate Futures Short	1,260,514
Forward Contracts:
Forward Contracts Purchased in USD	16,746
Forward Contracts Sold in USD	888,847
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $856,887, consisting of $1,288,939 gross unrealized appreciation and $432,052 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $13,180.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on August 13-14, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class D shares with the performance of a group of retail no-load short investment-grade debt funds and short-intermediate investment-grade debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional short investment-grade debt funds (the “Performance Universe”), all for various periods ended June 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of other retail no-load short investment-grade debt funds and short-intermediate investment-grade debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except for the ten-year period when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except for the four-, five- and ten-year periods when the fund’s total performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was above or equal to the Performance Group for nine of the ten one-year periods and was below the Performance Universe medians for six of the ten one-year periods ended June 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense reimbursement arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 1, 2026 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.40% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”) and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s relative performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0083NCSRSA0126

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VII, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 19, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 19, 2026

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)